Other Balance Sheet Components - Schedule of Other Long Term Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Long Term Debt Liabilities Noncurrent [Abstract]
Warrant liability	$ 13,600	$ 4,007
Deferred rent obligations	1,248	223
Other	9	26
Other long-term debt, noncurrent	$ 14,857	$ 4,256